Debt - Summary of Total Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Debt	$ 23,745	$ 26,053
Total Bonds
Debt Instrument [Line Items]
Total Debt	8,464	9,582
Asset-backed debt
Debt Instrument [Line Items]
Total Debt	11,055	11,922
Other debt
Debt Instrument [Line Items]
Total Debt	4,226	4,549
Intersegment debt
Debt Instrument [Line Items]
Total Debt	0	0
Industrial Activities
Debt Instrument [Line Items]
Total Debt	6,163	8,288
Industrial Activities | Total Bonds
Debt Instrument [Line Items]
Total Debt	5,184	6,366
Industrial Activities | Asset-backed debt
Debt Instrument [Line Items]
Total Debt	0	0
Industrial Activities | Other debt
Debt Instrument [Line Items]
Total Debt	181	905
Industrial Activities | Intersegment debt
Debt Instrument [Line Items]
Total Debt	798	1,017
Financial Services
Debt Instrument [Line Items]
Total Debt	19,435	19,638
Financial Services | Total Bonds
Debt Instrument [Line Items]
Total Debt	3,280	3,216
Financial Services | Asset-backed debt
Debt Instrument [Line Items]
Total Debt	11,055	11,922
Financial Services | Other debt
Debt Instrument [Line Items]
Total Debt	4,045	3,644
Financial Services | Intersegment debt
Debt Instrument [Line Items]
Total Debt	$ 1,055	$ 856